PROPERTIES (Details 3) - USD ($) $ in Thousands		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Apr. 01, 2015
Estimated fair value of assets acquired:
Goodwill		$ 645,683	$ 554,749	$ 543,093
Merger Agreement | Aviv REIT, Inc
Estimated fair value of assets acquired:
Land and buildings					$ 3,108,078
Investment in direct financing leases					26,823
Mortgages notes receivable					19,246
Other investments					23,619
Total investments					3,177,766
Goodwill		$ 79,000			630,404
Accounts receivables and other assets					15,500
Cash acquired					84,858
Fair value of total assets acquired					3,908,528
Estimated fair value of liabilities assumed:
Accrued expenses and other liabilities					221,631
Debt					1,410,637
Fair value of total liabilities assumed					1,632,268
Value of shares and OP units exchanged	[1]				2,276,260
Fair value of consideration					$ 3,908,528

[1]	Includes the fair value of stock compensation plans assumed.